Document and Entity Information	Jun. 13, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 13, 2025
Entity Registrant Name	23andMe Holding Co
Entity Incorporation State Country Code	DE
Entity File Number	001-39587
Entity Tax Identification Number	87-1240344
Entity Address Address Line 1	870 Market Street
Entity Address Address Line 2	Room 415
Entity Address City Or Town	San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94102
City Area Code	650
Local Phone Number	938-6300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001804591
No Trading Symbol Flag	true